Current Liabilites - Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Summary of Current Liabilities - Trade And Other Payables

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$
Trade payables	1,639,661	2,557,273
Other payables and accruals	1,294,706	2,503,095

	2,934,367	5,060,368